COMMITMENTS AND CONTINGENT LIABILITIES (Operating lease commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2015	$ 11,487
2016	9,829
2017	8,534
2018	7,225
2019	6,465
2020 and thereafter	50,685
Total	94,225
Lease expenses, net	$ 11,545	$ 12,608	$ 11,137